Average Annual Total Returns{- Freedom 2005 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2005 Portfolio	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	11.25%	7.46%	6.03%	11.07%	7.34%	5.91%	10.93%	7.19%	5.77%	7.51%	4.44%	3.84%	9.18%	6.79%	5.81%